Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid expenses and other current assets
Schedule of prepaid expenses and other current assets

	As of December 31,
	2023	2024
	US$	US$
Costs to obtain contracts with customers	2,517	4,091
Prepaid advertising expenses	973	573
Deposit in third-party payment channel	652	1,736
Due from the distributor	530	706
Cost to collect tuition fee from third-party payment channel	462	1,787
Prepaid rental and other deposits	385	602
Prepaid taxes	125	172
Prepaid Directors & Officers insurance	91	83
Prepaid professional service fees	89	65
Others	570	1,091
Total	6,394	10,906